Real Estate Assets, Net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
Schedule of Carrying Amounts of Consolidated Real Estate Assets
The following table summarizes the carrying amounts of our consolidated real estate assets (in thousands):

	March 31, 2022	December 31, 2021
Land	$202,531	$202,531
Buildings and improvements	1,076,901	1,074,126
Furniture, fixtures and equipment	43,629	37,463
Intangible assets	34,905	34,905
Construction in progress (1)	137,040	127,493

	1,495,006	1,476,518
Less: Accumulated depreciation and amortization (2)	(78,453)	(68,035)

Real estate assets, net	$1,416,553	$1,408,483

(1)	Includes construction in progress for our development projects and capitalized costs for improvements not yet placed in service at our stabilized properties.

(2)	Includes the amortization of $33.2 million of in-place lease assets acquired with the CRII Merger over a period of six months in 2021.

We compute depreciation on a straight-line basis over the estimated useful lives of the related assets. Intangible lease assets are amortized to depreciation and amortization over the remaining lease term. The useful lives of our real estate assets are as follows (in years):

Land improvements	5–15
Buildings	30
Building improvements	5–15
Furniture, fixtures and equipment	5–15
Intangible lease assets	Over lease term
The following table summarizes the carrying amounts of our consolidated real estate assets ($ in thousands):

	December 31, 2021		December 31, 2020
Land	$202,531		$23,894
Building and improvements	1,074,126		139,110
Furniture, fixtures and equipment	37,463		3,983
Intangible assets	34,905		3,809
Construction in progress (1)	127,493		—

	1,476,518		170,796
Less: Accumulated depreciation and amortization	(68,035	) (2)	(9,704)

Real estate assets, net	$1,408,483		$161,092

(1)	Includes construction in progress for our development projects and capitalized costs for improvements not yet placed in service at our stabilized properties.
(2)	Includes the amortization of $33.2 million of in-place lease assets acquired with the CRII Merger over a period of six months in 2021.

Schedule of Consideration in Merger Agreement
The consideration given in exchange for CRII was as follows ($ in thousands, except share and per share data):

CRII Common stock issued and outstanding	213,434
Exchange ratio	2.015

CCI common stock issued as consideration	430,070
CCI’s estimated value per share as of May 7, 2021	$10.83

Value of CCI common stock issued as consideration	$4,658

The consideration given in exchange for CRII is as follows ($ in thousands, except share and per share data):

CRII Common stock issued and outstanding	213,434
Exchange ratio	2.015

CCI common stock issued as consideration	430,070
CCI’s estimated value per share as of May 7, 2021	$10.83

Value of CCI common stock issued as consideration	$4,658

Schedule of Purchase Price Allocation of identifiable Asset and Liabilities Assumed	The following table shows the purchase price allocation of CRII’s identifiable asset and liabilities assumed as of May 7, 2021 ($ in thousands):

Assets
Real estate assets (1)	$1,291,030
Investments in unconsolidated real estate entities	120,775
Cash and cash equivalents	31,799
Restricted cash	20,144
Other assets (2)	42,325

Total assets acquired	$1,506,073
Liabilities
Mortgage notes, net	$622,095
Construction loans	64,114
Preferred stock	143,979
Unsecured promissory notes	48,643
Accounts payable, accrued expenses and other liabilities	40,926

Total liabilities assumed	919,757

Consolidated net assets acquired	586,316
Noncontrolling interests (3)	(581,659)

Net assets acquired	$4,657

(1)
Real estate assets acquired in connection with the CRII Merger include $33.2 million of intangible lease assets, which have a weighted-average amortization period of 0.5 years. As such, based on the May 7, 2021 merger date, the intangible lease assets acquired from the CRII Merger have been fully amortized by December 31, 2021.
(2)
Other assets includes $32.1 million of intangible assets from the CRII Merger. Of this amount, $8.0 million relates to a promote asset which was removed upon the closing of the CMRI Merger and CMR II Merger on July 15, 2021. The remaining $24.1 million of intangible assets have a weighted-average amortization period of 8.8 years, and include $22.2 million related to the acquisition of CRII’s property management and ancillary businesses (with a weighted-average amortization period of 9.2 years) and $1.9 million related to acquired disposition fees on certain properties and promotes on development assets (with a weighted-average amortization period of 3.8 years).

(3)
The fair value of noncontrolling interests is based on the fair value of assets and liabilities held by the noncontrolling interests at their ownership share. These values were determined using methods similar to those used by independent appraisers, and include using replacement cost estimates less depreciation, discounted cash flows, market comparisons, and direct capitalization of net operating income.

The allocation of the purchase price below requires significant judgment and represents management’s best estimate of the fair value as of the acquisition date. The following table shows the purchase price allocation of CRII’s identifiable asset and liabilities assumed as of May 7, 2021 ($ in thousands):

Assets
Real estate assets (1)	$1,291,030
Investments in unconsolidated real estate entities	120,775
Cash and cash equivalents	31,799
Restricted cash	20,144
Other assets (2)	42,325

Total assets acquired	$1,506,073
Liabilities
Mortgage notes, net	$622,095
Construction loans	64,114
Preferred stock	143,979
Unsecured promissory notes	48,643
Accounts payable, accrued expenses and other liabilities	40,926

Total liabilities assumed	919,757

Consolidated net assets acquired	586,316
Noncontrolling interests (3)	(581,659)

Net assets acquired	$4,657

(1)
Real estate assets acquired in connection with the CRII Merger include $33.2 million of intangible lease assets, which have a weighted-average amortization period of 0.5 years. As such, based on the May 7, 2021 merger date, the intangible lease assets acquired from the CRII Merger have been fully amortized by December 31, 2021.

(2)
Other assets includes $32.1 million of intangible assets from the CRII Merger. Of this amount, $8.0 million relates to a promote asset which was removed upon the closing of the CMRI and CMR II Mergers on July 15, 2021. The remaining $24.1 million of intangible assets have a weighted-average amortization period of 8.8 years, and include $22.2 million related to the acquisition of CRII’s property management and ancillary businesses (with a weighted-average amortization period of 9.2 years) and $1.9 million related to acquired disposition fees on certain properties and promotes on development assets (with a weighted-average amortization period of 3.8 years).

Schedule of Revenue and Net Income Since Acquisition
The results of operations for the CRII Merger are included in the Company’s statements of operations beginning on the May 7, 2021 merger closing date onward. For the three months ended March 31, 2022, the accompanying statements of operations include the following revenue and net income generated from the assets acquired and liabilities assumed with the CRII Merger (unaudited, in thousands):

Revenue	$26,396
Net income	$20,114

The revenue and net loss generated from the assets acquired and liabilities assumed with the CRII Merger since the May 7, 2021 acquisition date to December 31, 2021 are as follows (unaudited, in thousands):

Revenue	$70,211
Net loss	$(36,830)

Schedule of Pro Forma Information	The pro forma operating information excludes certain nonrecurring adjustments, such as acquisition fees and expenses incurred, to reflect the pro forma impact the acquisition would have on earnings on a continuous basis (in thousands):

	Three Months Ended March 31,
	2022	2021
Pro forma revenue:
Historic results	$30,559	$3,417
CRII Merger (excluding those in historic results)	—	25,147

Total	$30,559	$28,564

Pro forma net loss:
Historic results	$(6,888)	$(3,010)
CRII Merger (excluding those in historic results)	—	(7,959)

Total	$(6,888)	$(10,969)

The following condensed pro forma operating information is presented as if the CRII Merger occurred in 2020 and had been included in operations as of January 1, 2020. The pro forma operating information excludes certain nonrecurring adjustments, such as acquisition fees and expenses incurred, to reflect the pro forma impact the acquisition would have on earnings on a continuous basis (in thousands):

	Year Ended December 31,
	2021	2020
Pro forma revenue:
Historic results	$83,181	$11,325
CRII Merger (excluding those in historic results)	34,140	88,535

Total	$117,321	$99,860

Pro forma net loss:
Historic results	$(106,904)	$(8,551)
CRII Merger (excluding those in historic results)	(13,298)	(70,902)

Total	$(120,202)	$(79,453)

Schedule of Equity Transaction Adjustments	Accordingly, CMRI’s and CMRII’s noncontrolling interest in the properties was reduced by its carrying amount and the difference between the carrying amount and the consideration paid was recorded as an adjustment to our equity through additional paid-in
capital. Information regarding these equity transactions is as follows (in thousands, except share and per share data):

2021 Consideration	CMRI Merger	CMRII Merger
Common stock issued and outstanding	4,904,045	4,881,490
Exchange ratio	1.175	1.072

CCI common stock issued as consideration	5,762,253	5,232,957
Per share value of CCI Common Stock	$11.7865	$11.7865

Fair value of CCI Common Stock issued	$67,917	$61,678
Settlement of promote	5,585	2,424
Settlement of CMRI and CMRII promissory notes and interest with CROP	1,545	2,475
Net liabilities assumed	2,223	1,477

Total consideration	$77,270	$68,054

2021 Change in equity	CMRI Merger	CMRII Merger
Carrying amount of noncontrolling interest	$79,447	$63,752
Total consideration	77,270	68,054

Additional paid in capital adjustment	$2,177	$(4,302)

Fair value of CCI Common Stock issued	$67,917	$61,678
Additional paid in capital adjustment	2,177	(4,302)

Total change in equity	$70,094	$57,376

Accordingly, CMRI’s and CMRII’s noncontrolling interest in the properties was reduced by its carrying amount and the difference between the carrying amount and the consideration paid was recorded as an adjustment to our equity through additional paid-in
capital. Information regarding these equity transactions is as follows (in thousands, except share and per share data):

Consideration	CMRI Merger	CMRII Merger
Common stock issued and outstanding	4,904,045	4,881,490
Exchange ratio	1.175	1.072

CCI common stock issued as consideration	5,762,253	5,232,957
Per share value of CCI Common Stock	$11.7865	$11.7865

Fair value of CCI Common Stock issued	$67,917	$61,678
Settlement of promote	5,585	2,424
Settlement of CMRI and CMRII promissory notes and interest with CROP	1,545	2,475
Net liabilities assumed	2,223	1,477

Total consideration	$77,270	$68,054

Change in equity	CMRI Merger	CMRII Merger
Carrying amount of noncontrolling interest	$79,447	$63,752
Total consideration	77,270	68,054

Additional paid in capital adjustment	$2,177	$(4,302)

Fair value of CCI Common Stock issued	$67,917	$61,678
Additional paid in capital adjustment	2,177	(4,302)

Total change in equity	$70,094	$57,376

Schedule of Purchase Price Allocation of Real Estate Assets Acquired

	Allocated Amounts
Property	Building	Land	Land Improvements	Personal Property	Intangible	Total
Cottonwood One Upland	$82,146	$14,515	$3,009	$1,967	$2,305	$103,942